Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net [Abstract]
Intangible Assets, Net
11.	INTANGIBLE ASSETS, NET

Intangible assets, net, consist of the following:

	As of December 31,
	2010	2011

Core technology	$455	$477
Complete technology	73	73
Contract backlogs	336	336
Customer relationship	1,188	1,188
Digital watermarking technology	908	952
Image tracing technology	410	410

	3,370	3,436
Less: accumulated amortization
Core technology	(260)	(322)
Complete technology	(73)	(73)
Contract backlogs	(336)	(336)
Customer relationship	(1,188)	(1,188)
Digital watermarking technology	(414)	(603)
Image tracing technology	(119)	(119)

	(2,390)	(2,641)
Less: impairment loss of image tracing technology	(291)	(291)
Foreign exchange difference	(14)	(54)

	$675	$450

Image tracing technology is primarily used for remote controls of personal computers, set-top boxes and televisions as well as gaming consoles. In 2010, the market for those products did not develop as expected. As a result, image tracing technology, with a carrying amount of $20, was written off, resulting in an impairment charge of $20. The impairment charge was recorded in research and development expense in the consolidated statements of operations of 2010.

The Group recorded amortization expense of $650, $267 and $251 for the years ended December 31, 2009, 2010 and 2011, respectively. Estimated amortization expenses of the existing intangible assets for the next five years are $254, $190, $6, nil and nil, respectively.